Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
Schedule of Segment Profit or Loss, and Assets

The segment information provided to the chief operating decision maker for the reportable segments is as follows:

Year ended December 31, 2022
TNL Group (Note 1)
Revenue	$20,009,994
Cost of revenue	$(12,268,798)
Operating profit (loss)	$(3,416,684)
Depreciation and Amortization	$(1,491,654)
Interest income	$10,994
Interest expense	$(137,029)
Purchase of property, plant and equipment	$52,481
Segment asset	$26,534,165
	Year ended December 31, 2023
	TNL Group (Note 1)	MG Group (Note 3)	Total
Segment revenue	$20,708,223	$15,130,557	$35,838,780
Inter-segment revenue	—	—	—
Revenue from external customers	$20,708,223	$15,130,557	$35,838,780
Cost of revenue	$(12,515,830)	$(10,671,566)	$(23,187,396)
Operating profit (loss)	$(7,331,667)	$(63,944)	$(7,395,611)
Depreciation and Amortization	$(1,646,899)	$(1,188,658)	$(2,835,557)
Impairment loss	$—	$(298,424)	$(298,424)
Interest income	$18,131	$1,209	$19,340
Interest expense	$(239,216)	$(59,742)	$(298,958)
Purchase of property, plant and equipment	$76,767	$23,330	$100,097
Segment asset	$53,508,676	$66,107,591	$119,616,267
	Year ended December 31, 2024
	TNL Group (Note 2)	MG Group (Note 3)	Total
Segment revenue	$24,636,622	$23,868,682	$48,505,304
Inter-segment revenue	—	(11,407)	(11,407)
Revenue from external customers	$24,636,622	$23,857,275	$48,493,897
Cost of revenue	$(14,001,472)	$(16,753,868)	$(30,755,340)
Operating profit (loss)	$(51,174,681)	$(25,169,521)	$(76,344,202)
Depreciation and Amortization	$(1,609,824)	$(1,630,744)	$(3,240,568)
Impairment loss	$(3,500,910)	$(25,525,140)	$(29,026,050)
Listing expenses	$(38,160,746)	—	$(38,160,746)
Interest income	$20,695	$1,078	$21,773
Interest expense	$(8,063,217)	$(104,655)	$(8,167,872)
Purchase of property, plant and equipment	$60,419	$21,540	$81,959
Segment asset	$53,627,184	$39,287,893	$92,915,077

Note 1:    TNL Group includes The News Lens Co., Ltd and all its subsidiaries, Inside Co., Ltd, The News Lens Hong Kong Ltd. and TNL MG.

Note 2:    TNL Group includes The News Lens Co., Ltd and all its subsidiaries, Inside Co., Ltd, The News Lens Hong Kong Ltd., Green Quest holding Inc., Dragon Marketing Inc. and Bule Ocean Acquisition Corp.

Note 3:    The Company acquired 100% of MG Group (including TNL Mediagene Inc., Mediagene Inc. and INFOBAHN Inc.) on May 25, 2023, please refer to Note 32 for details.

Scheduel of Geographical Information

Geographical information for each of the December 31, 2022, 2023 and 2024 is as follows:

	Year ended December 31, 2022		Year ended December 31, 2023		Year ended December 31, 2024
	Revenue	Non-current assets (Note)	Revenue	Non-current assets (Note)	Revenue	Non-current assets (Note)
Taiwan	$19,995,068	$15,287,534	$20,683,925	$13,699,720	$24,636,622	$13,338,197
Japan	14,926	—	15,154,855	87,968,155	23,857,275	60,602,248
	$20,009,994	$15,287,534	$35,838,780	$101,667,875	$48,493,897	$73,940,445

Note:       Excluding financial assets at fair value through profit or loss, financials assets at fair value through other comprehensive income, financial assets at amortized costs and deferred tax assets.

Schedule of Major Customers Revenue

The information on the major customers which constituted more than 10% of the Group’s total revenue for the years ended December 31, 2022, 2023 and 2024 is as follows:

	Year ended December 31,
	2022		2023		2024
	Amount	%	Amount	%	Amount	%
Customers
Customer A	$3,750,144	19	$1,307,996	4	$571,059	1